UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   New York, NY       July 21, 2008
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  83 issues

Form 13F Information Table Value Total: $173,311,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F

REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT


FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT
                             TITLE OF                                  SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP          VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------      --------         ---------     --------   -------  --- ----  ------- ----------  -----   ------   ----
AGILENT TECHNOLOGIES INC     COMMON           00846u101       1,579      44436  SH         SOLE                0        0      44436
ABBOTT LABS                  COMMON             2824100       3,547      66960  SH         SOLE                0        0      66960
AUTO DATA PROCESSING         COMMON            53015103       2,684      64050  SH         SOLE                0        0      64050
AMERICAN INTL GROUP INC      COMMON             2687410       1,416      53532  SH         SOLE                0        0      53532
ASIA PACIFIC FUND            COMMON            44901106         351      19522  SH         SOLE                0        0      19522
AVON PRODUCTS INC.           COMMON            54303102       2,320      64400  SH         SOLE                0        0      64400
BANK OF AMERICA              COMMON            60505104       1,058      44330  SH         SOLE                0        0      44330
BECTON DICKINSON & CO        COMMON            75887109       2,976      36600  SH         SOLE                0        0      36600
BERKSHIRE HATHAWAY           CLASS B           84670207         245         61  SH         SOLE                0        0         61
BROOKLINE BANCORP            COMMON           11373m107       2,327     243700  SH         SOLE                0        0     243700
ANHEUSER BUSCH COS INC       COMMON            35229103       3,545      57060  SH         SOLE                0        0      57060
COMCAST CORP                 COMMON            20030N20       2,176     116000  SH         SOLE                0        0     116000
COSTCO WHOLESALE             COMMON           22160K105       1,075     153325  SH         SOLE                0        0     153325
COMPUTER SCIENCES CORP       COMMON           205363104         451       9630  SH         SOLE                0        0       9630
CISCO SYS INC                COMMON            17275R10       3,421     147098  SH         SOLE                0        0     147098
CHEVRON CORP.                COMMON           166764100         474       4785  SH         SOLE                0        0       4785
DIEBOLD INC                  COMMON           253651103       3,291      92495  SH         SOLE                0        0      92495
DEERE & CO                   COMMON           244199105         289       4000  SH         SOLE                0        0       4000
DANAHER CORP DEL             COMMON           235851102         423       5474  SH         SOLE                0        0       5474
DOLLAR TREE STORES           COMMON           256747106       3,840     117470  SH         SOLE                0        0     117470
DOVER CORP                   COMMON           260003108       4,278      88435  SH         SOLE                0        0      88435
AMDOCS                       ORD              G02602103       4,194     142545  SH         SOLE                0        0     142545
DEVON ENERGY CORP NEW        COMMON           25179M103       4,084      33988  SH         SOLE                0        0      33988
E M C CORP MASS              COMMON           268648102       3,789     257950  SH         SOLE                0        0     257950
FEDEX CORP                   COMMON           31428X106         687       8715  SH         SOLE                0        0       8715
FLOUR CORP NEW               COMMON           343412102       4,613      24790  SH         SOLE                0        0      24790
GENERAL ELEC CO              COMMON           369604103       3,368     126205  SH         SOLE                0        0     126205
GENERAL GROWTH PPTYS INC     COMMON           370021107       1,775      50675  SH         SOLE                0        0      50675
GOLDMAN SACHS                COMMON           38141G104         803       4590  SH         SOLE                0        0       4590
HARTFORD FINL SVCS GRP       COMMON           416515104       2,122      32860  SH         SOLE                0        0      32860
HEWLETT PACKARD CO           COMMON           428236103       3,344      75640  SH         SOLE                0        0      75640
INTL BUSINESS MACHINES       COMMON           459200101       2,830      23879  SH         SOLE                0        0      23879
INGERSOLL RAND CO            COMMON           G4776G101       3,145      84030  SH         SOLE                0        0      84030
ILLNOIS TOOL WORKS           COMMOM           452308109         813      17110  SH         SOLE                0        0      17110
JOHNSON & JOHNSON            CLASS A          478160104       1,333      20715  SH         SOLE                0        0      20715
J P MORGAN CHASE & CO        COMMON           46625H100       1,967      57330  SH         SOLE                0        0      57330
KYOCERA CORP                 COMMON             6499260         283       3000  SH         SOLE                0        0       3000
KRAFT FOODS INC              COMMON           50075N104       2,105      74000  SH         SOLE                0        0      74000
KIMBERLY-CLARK CORP          COMMON           494368103       1,411      23600  SH         SOLE                0        0      23600
COCA COLA COMPANY            COMMON           191216100       3,393      65280  SH         SOLE                0        0      65280
LEGGETT & PLATT INC          COMMON           524660107       1,863     111100  SH         SOLE                0        0     111100
LABORATORY CORP AMER HLD     COMMON           50540r409       4,795      68861  SH         SOLE                0        0      68861
LILLY ELI & CO               COMMON           532457108       1,086      23535  SH         SOLE                0        0      23535
LOWES COS INC                COMMON            54866110         739      35625  SH         SOLE                0        0      35625
MASCO CORP                   COMMON           574599106       1,281      81450  SH         SOLE                0        0      81450
MERRILL LYNCH & CO INC       COMMON           590188108         410      12925  SH         SOLE                0        0      12925
3M CO                        COMMON           88579Y101       3,537      50830  SH         SOLE                0        0      50830
ALTRIA GROUP INC             COMMON            02209S10       1,138      55350  SH         SOLE                0        0      55350
MEDICAL PROPERTIES TRUST     COMMON           58463J304       2,428     239875  SH         SOLE                0        0     239875
MERCK & CO INC               COMMON           589331107       2,019      53558  SH         SOLE                0        0      53558
MICROSOFT CORP               COMMON            59491810       3,937     143125  SH         SOLE                0        0     143125
MURPHY OIL CORP              COMMON           626717102         284       2900  SH         SOLE                0        0       2900
NOBLE ENERGY                 COMMON           655044105       2,670      26550  SH         SOLE                0        0      26550
NABORS INDUSTRIES LTD        COMMON           G6359F103       4,278      86895  SH         SOLE                0        0      86895
NATIONAL OILWELL VARCO INC   COMMON           637071101       2,298      25900  SH         SOLE                0        0      25900
PEOPLES UNITED FINL INC      COMMON           712704105         173      11083  SH         SOLE                0        0      11083
PFIZER INC                   COMMON           717081103       1,519      86965  SH         SOLE                0        0      86965
PRINCIPAL FINL GROUP         COMMON           74251V102       1,824      43455  SH         SOLE                0        0      43455
PHILIP MORRIS INTERNATIONAL  COMMON           718172109       2,595      52550  SH         SOLE                0        0      52550
PRAXAIR INC                  COMMON           74005p104       4,039      42860  SH         SOLE                0        0      42860
ROYAL DUTCH PETE CO          NY REG SHARES    780257804       1,266      15492  SH         SOLE                0        0      15492
M S EASTERN EUROPE FUND      COMMON           616988101         341      11250  SH         SOLE                0        0      11250
SEALED AIR CORP NEW          COMMON           81211K100         470      24750  SH         SOLE                0        0      24750
SCHERING PLOUGH              COMMON           806605101       1,689      85770  SH         SOLE                0        0      85770
SAUER-DANFOSS INC            COMMON           804137107       4,245     136275  SH         SOLE                0        0     136275
SONOCO PRODUCTS              COMMON           835495102       1,959      63283  SH         SOLE                0        0      63283
SOVEREIGN BANCORP            COMMON           845905108         654      88815  SH         SOLE                0        0      88815
SYSCO CORP                   COMMON           871829107         226       8200  SH         SOLE                0        0       8200
AT&T INC                     COMMON           00206R102       3,021      89662  SH         SOLE                0        0      89662
TARGET CORPORATION           COMMON           87612E106         696      14975  SH         SOLE                0        0      14975
HANOVER INSURANCE GROUP      COMMON           410867105       2,601      61204  SH         SOLE                0        0      61204
TRAVELERS COS INC            COMMON           89417E109       1,658      38200  SH         SOLE                0        0      38200
TEXAS INSTRS INC             COMMON           882508104       3,379     119985  SH         SOLE                0        0     119985
UPS                          COMMON           911312106       3,096      50365  SH         SOLE                0        0      50365
UNITED TECHNOLOGIES CORP     COMMONG          913017109       2,409      39040  SH         SOLE                0        0      39040
V F CORP                     COMMON           918204108       2,221      31205  SH         SOLE                0        0      31205
WEATHERFORD INTL             COMMON           G95089101       3,109      62690  SH         SOLE                0        0      62690
WILLIAMS CO.                 COMMON           969457100       2,603      64585  SH         SOLE                0        0      64585
WEINGARTEN RLTY INVS         SH BEN INT       948741103         214       7050  SH         SOLE                0        0       7050
WILLIS GROUP HOLDING         COMMON           G96655108       2,005      63900  SH         SOLE                0        0      63900
WATTS INDS INC               CL A             942749102       1,474      59180  SH         SOLE                0        0      59180
EXXON MOBIL CORP             COMMON           30231G102         323       3666  SH         SOLE                0        0       3666
ZENITH NATIONAL INS CORP     COMMON           989390109       2,914      82875  SH         SOLE                0        0      82875
                                                            -------  ---------                                             ---------
   Report Totals                                            173,311  5,038,074                                             5,038,074
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